Earnings / (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings / (Loss) per Share [Abstract]
Earnings (Losses) Per Share, Basic and Diluted
The following table sets forth the computation for basic and diluted earnings (losses) per share:

	2022		2021		2020
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS	Basic LPS	Diluted LPS
Net income/ (loss) from continuing operations	$36,300	$36,300	$(10,106)	$(10,106)	$2,295	$2,295
plus gain from repurchase of preferred shares	-	-	-	-	1,500	1,500
less income allocated to participating securities	(6)	(2)	-	-	(87)	(87)
less deemed dividends on Series B preferred stock upon exchange of common stock	(9,271)	(9,271)	-	-	-	-
less deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	(6,944)	-	-	-	-	-
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(5,930)	(5,930)	-	-	-	-
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	(1,116)	(1,116)	-	-	-	-
less dividends on preferred stock	(1,030)	(493)	-	-	-	-
Net income / (loss) attributable to common stockholders from continuing operations	12,003	19,488	(10,106)	(10,106)	3,708	3,708

Net income from discontinued operations	-	-	400	400	1,482	1,482

Total net income /(loss) attributable to common stockholders	12,003	19,488	(9,706)	(9,706)	5,190	5,190

Weighted average number of common shares, basic	1,850,072	1,850,072	335,086	335,086	325,031	325,031
Effect of dilutive shares	-	4,597,638	-	-	-	4,673
Weighted average number of common shares, diluted	1,850,072	6,447,710	335,086	335,086	325,031	329,704

Earnings / (Loss) per common share, continuing operations	$6.49	$3.02	$(30.16)	$(30.16)	$11.41	$11.25

Earnings per common share, discontinued operations	$-	$-	$1.19	$1.19	$4.56	$4.49

Earnings / (Loss) per common share, total	$6.49	$3.02	$(28.97)	$(28.97)	$15.97	$15.74